Document and Entity Information	12 Months Ended
Dec. 03, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 19, 2012
Registrant Name	T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
Central Index Key	0000730200
Amendment Flag	false
Document Creation Date	Nov. 19, 2012
Document Effective Date	Nov. 21, 2012
Prospectus Date	Dec. 03, 2012